Basic and Diluted Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders [Line Items]
Net income (loss) - basic	$ 8,127	$ (9,588)	$ (56,451)	$ (269,555)
Net income (loss) - diluted	242	(9,588)	(92,337)	(269,555)
Numerator for diluted income (loss) per share
Net income (loss) - basic	8,127	(9,588)	(56,451)	(269,555)
Net income (loss) - diluted	$ 242	$ (9,588)	$ (92,337)	$ (269,555)
Denominator:
Denominator for basic income (loss) per share (in Shares)	80,110,127	49,077,330	66,655,837	24,723,370
Derivative liability	$ 2,653		$ 1,561
Denominator for diluted income (loss) per share (in Shares)	162,367,934	49,077,330	75,793,548	24,723,370
Net income (loss) per share:
Net income (loss) - basic (in Dollars per share)	$ 0.1	$ (0.2)	$ (0.85)	$ (4.94)
Net income (loss) – diluted (in Dollars per share)	$ 0	$ (0.2)	$ (1.22)	$ (4.94)
July 2024 Notes [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders [Line Items]
Derivative liability and interest expense, net of tax	$ (5,921)
Numerator for diluted income (loss) per share
Derivative liability and interest expense, net of tax	(5,921)
Denominator:
Derivative liability	27,364,717
September 2024 Notes [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders [Line Items]
Derivative liability and interest expense, net of tax	(1,964)
Numerator for diluted income (loss) per share
Derivative liability and interest expense, net of tax	(1,964)
Denominator:
Derivative liability	37,333,318
FPAs [Member]
Denominator:
Derivative liability	6,720,000
Third SAFE [Member]
Denominator:
Derivative liability	2,750,000
Dilutive stock options and RSUs [Member]
Denominator:
Dilutive stock options and RSUs	7,601,805
Dilutive warrants [Member]
Denominator:
Dilutive warrants	$ 487,967